Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2013		Dec. 30, 2012		Jan. 01, 2012
Sales to customers	$ 71,312		$ 67,224		$ 65,030
Cost of products sold	22,342		21,658		20,360
Gross profit	48,970		45,566		44,670
Selling, marketing and administrative expenses	21,830		20,869		20,969
Research and development expense	8,183		7,665		7,548
In-process research and development	580		1,163		0
Interest income	(74)		(64)		(91)
Interest expense, net of portion capitalized (Note 4)	482		532		571
Other (income) expense, net	2,498		1,626		2,743
Restructuring (Note 22)	0		0		569
Earnings before provision for taxes on income	15,471	[1]	13,775	[2]	12,361	[3]
Provision for taxes on income (Note 8)	1,640		3,261		2,689
Net earnings	13,831		10,514		9,672
Add: Net loss attributable to noncontrolling interest	0		339		0
Net earnings attributable to Johnson & Johnson	$ 13,831		$ 10,853		$ 9,672
Net earnings per share attributable to Johnson & Johnson (Notes 1 and 15)
Basic	$ 4.92		$ 3.94		$ 3.54
Diluted	$ 4.81		$ 3.86		$ 3.49
Cash dividends per share	$ 2.59		$ 2.40		$ 2.25
Average shares outstanding (Notes 1 and 15)
Basic	2,809.2		2,753.3		2,736.0
Diluted	2,877.0		2,812.6		2,775.3

[1]	Includes $2,276 million of net litigation expense comprised of $1,975 million and $301 million in the Medical Devices and Diagnostics and Pharmaceutical segments, respectively. Includes $683 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $580 million of in-process research and development expense, comprised of $514 million and $66 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $251 million expense for the cost associated with the DePuy ASRTM Hip program. Includes $98 million of income related to other adjustments comprised of $55 million and $43 million in the Consumer and Pharmaceutical segments, respectively.
[2]	Includes $1,218 million of net litigation expense comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.
[3]	Includes $3,310 million of net litigation expense comprised of $1,741 million and $1,569 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip program.